LEASES - Undiscounted future minimum payments (Details) - Dec. 31, 2023 ¥ in Thousands, $ in Thousands	CNY (¥)	USD ($)
LEASES
2024	¥ 1,985	$ 280
2025	1,644	232
2026	508	72
Total lease payments	4,137	584
Less: Imputed interest	(277)	(41)
Present value of lease liabilities	¥ 3,860	$ 543